April 2014 Credit Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Text Block [Abstract]
April 2014 Credit Facility

6. April 2014 Credit Facility

On April 30, 2014, the Company received net cash proceeds of approximately $4,927,000 pursuant to the execution of its April 2014 Credit Facility with Oxford Finance LLC. A second term loan of up to a principal amount of $5 million will be funded at the Company’s request prior to December 31, 2015, subject to the achievement of product and services revenues of at least $9 million for the trailing six months, with such six-month period ending no later than November 30, 2015. Upon the entry into the April 2014 Credit Facility, the Company was required to pay the lenders a facility fee of $50,000 in conjunction with the funding of the first term loan. Another $50,000 facility fee will be due and payable to the lenders on the funding date of the second term loan (if such date occurs). The April 2014 Credit Facility is secured by substantially all of the Company’s personal property other than its intellectual property. Each term loan under the April 2014 Credit Facility bears interest at an annual rate equal to the greater of (i) 7.95% or (ii) the sum of (a) the three-month U.S. LIBOR rate reported in the Wall Street Journal three business days prior to the funding date of the applicable term loan, plus (b) 7.71%, such rate to be fixed at the time of borrowing. The first term loan bears interest at an annual rate of 7.95%. The Company was required to make interest-only payments on the first term loan through August 1, 2015. If the Company requests and the lenders fund the second term loan, the Company is required to make interest-only payments on the second term loan through the seventh month following the funding date of the second term loan. All outstanding term loans under the April 2014 Credit Facility will begin amortizing at the end of the applicable interest-only period, with monthly payments of principal and interest being made by the Company to the lenders in consecutive monthly installments following such interest-only period. The first term loan under the April 2014 Credit Facility matures on July 1, 2018, and the second term loan matures on the first day of the 29th month following the end of the applicable interest-only period. Upon repayment of each term loan, the Company is also required to make a final payment to the lenders equal to 5.5% of the original principal amount of such term loan funded. At its option, the Company may prepay the outstanding principal balance of the term loans in whole but not in part, subject to a prepayment fee of 2% of the amount prepaid if the prepayment occurs prior to April 30, 2016, and 1% of any amount prepaid after April 30, 2016.

The April 2014 Credit Facility includes affirmative and negative covenants applicable to the Company and any subsidiaries the Company creates in the future. The affirmative covenants include, among others, covenants requiring the Company to maintain its legal existence and governmental approvals, deliver certain financial reports and maintain insurance coverage. The negative covenants include, among others, restrictions on the Company’s transferring collateral, incurring additional indebtedness, engaging in mergers or acquisitions, paying dividends or making other distributions, making investments, creating liens, selling assets, and suffering a change in control, in each case subject to certain exceptions. The April 2014 Credit Facility also includes events of default, the occurrence and continuation of which provide Oxford Finance LLC, as collateral agent, with the right to exercise remedies against the Company and the collateral securing the term loans under the April 2014 Credit Facility, including foreclosure against the Company’s properties securing the April 2014 Credit Facility, including the Company’s cash. These events of default include, among other things, the Company’s failure to pay any amounts due under the April 2014 Credit Facility, a breach of covenants under the April 2014 Credit Facility, the Company’s insolvency, a material adverse change, the occurrence of any default under certain other indebtedness in an amount greater than $250,000, and a final judgment against the Company in an amount greater than $250,000.

A warrant to purchase up to 52,966 shares of the Company’s common stock at an exercise price of $4.72 per share with a term of 10 years was issued to Oxford Finance LLC on April 30, 2014. The estimated fair value of the warrant issued of $233,107 was recorded as a discount to outstanding debt as of the closing date. Additional warrants to purchase shares of the Company’s common stock will be issued upon execution of the second term loan under the April 2014 Credit Facility in an amount equal to 5.0% of the funded amount divided by the exercise price, which will be equal to the lower of (i) the closing price per share of the Company’s common stock on the NASDAQ on the date prior to the funding date of the second term loan or (ii) the ten-day average closing price per share prior to the funding date of the second term loan. The effective annual interest rate associated with the April 2014 Credit Facility was 10.81% at December 31, 2014 and 11.50% at September 30, 2015.

7. April 2014 Credit Facility

On April 30, 2014, the Company received net cash proceeds of approximately $4,927,000 pursuant to the execution of its April 2014 Credit Facility with Oxford Finance LLC. A second term loan of up to a principal amount of $5 million will be funded at the Company’s request prior to December 31, 2015, subject to the achievement of product and services revenues of at least $9 million for the trailing six months, with such six-month period ending no later than November 30, 2015. Upon the entry into the April 2014 Credit Facility, the Company was required to pay the lenders a facility fee of $50,000 in conjunction with the funding of the first term loan. Another $50,000 facility fee will be due and payable to the lenders on the funding date of the second term loan (if such date occurs). The April 2014 Credit Facility is secured by substantially all of the Company’s personal property other than its intellectual property. Each term loan under the April 2014 Credit Facility bears interest at an annual rate equal to the greater of (i) 7.95% or (ii) the sum of (a) the three-month U.S. LIBOR rate reported in the Wall Street Journal three business days prior to the funding date of the applicable term loan, plus (b) 7.71%, such rate to be fixed at the time of borrowing. The first term loan bears interest at an annual rate of 7.95%. The Company is required to make interest-only payments on the first term loan through February 1, 2016 if the funding date of the second term loan occurs before June 30, 2015, or through August 1, 2015 otherwise. If the Company requests and the lenders fund the second term loan, the Company is required to make interest-only payments on the second term loan through February 1, 2016 if the funding date of the second term loan occurs before June 30, 2015, or through the seventh month following the funding date of the second term loan otherwise. All outstanding term loans under the April 2014 Credit Facility will begin amortizing at the end of the applicable interest-only period, with monthly payments of principal and interest being made by the Company to the lenders in consecutive monthly installments following such interest-only period. The first term loan under the April 2014 Credit Facility matures on July 1, 2018, and the second term loan matures on the first day of the 29th month following the end of the applicable interest-only period. Upon repayment of each term loan, the Company is also required to make a final payment to the lenders equal to 5.50% of the original principal amount of such term loan funded. At its option, the Company may prepay the outstanding principal balance of the term loans in whole but not in part, subject to a prepayment fee of 3% of any amount prepaid if the prepayment occurs on or prior to April 30, 2015, 2% of the amount prepaid if the prepayment occurs after April 30, 2015 but on or prior to April 30, 2016, and 1% of any amount prepaid after April 30, 2016.

The April 2014 Credit Facility includes affirmative and negative covenants applicable to the Company and any subsidiaries the Company creates in the future. The affirmative covenants include, among others, covenants requiring the Company to maintain its legal existence and governmental approvals, deliver certain financial reports and maintain insurance coverage. The negative covenants include, among others, restrictions on the Company’s transferring collateral, incurring additional indebtedness, engaging in mergers or acquisitions, paying dividends or making other distributions, making investments, creating liens, selling assets, and suffering a change in control, in each case subject to certain exceptions. The April 2014 Credit Facility also includes events of default, the occurrence and continuation of which provide Oxford Finance LLC, as collateral agent, with the right to exercise remedies against the Company and the collateral securing the term loans under the April 2014 Credit Facility, including foreclosure against the Company’s properties securing the April 2014 Credit Facility, including the Company’s cash. These events of default include, among other things, the Company’s failure to pay any amounts due under the April 2014 Credit Facility, a breach of covenants under the April 2014 Credit Facility, the Company’s insolvency, a material adverse change, the occurrence of any default under certain other indebtedness in an amount greater than $250,000, and a final judgment against the Company in an amount greater than $250,000.

A warrant to purchase up to 52,966 shares of the Company’s common stock at an exercise price of $4.72 per share with a term of 10 years was issued to Oxford Finance LLC on April 30, 2014 (see Note 5). Additional warrants for shares of the Company’s common stock will be issued upon execution of the second term loan under the April 2014 Credit Facility in an amount equal to 5.0% of the funded amount divided by the exercise price, which will be equal to the lower of (i) the closing price per share of the Company’s common stock on the NASDAQ on the date prior to the funding date of the second term loan or (ii) the ten-day average closing price per share prior to the funding date of the second term loan. Issuance costs of $102,498 associated with the first term loan under the April 2014 Credit Facility were recorded as a discount to outstanding debt as of the closing date, resulting in net proceeds of $4,897,502. The estimated fair value of the warrant issued of $233,107 was recorded as a discount to outstanding debt as of the closing date. The discounts and other issuance costs are amortized to interest expense utilizing the effective interest method over the underlying term of the loan. The total amount of interest expense recorded during the year ended December 31, 2014 related to the April 2014 Credit Facility was $380,264. Approximately $61,000 related to accretion of the discount was recognized as interest expense during the year ended December 31, 2014, with approximately $269,000 remaining unamortized and reflected as a discount to the debt. The April 2014 Credit Facility bears an effective annual interest rate of 10.81% at both April 30, 2014 and December 31, 2014.